Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Land	$ 62	$ 63
Buildings and improvements	415	407
Machinery, equipment, furniture and fixtures	1,640	1,525
Leasehold improvements	328	322
Gross property, plant and equipment	2,445	2,317
Accumulated depreciation and amortization	(1,406)	(1,301)
Property, plant and equipment, net	$ 1,039	$ 1,016